Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Payables And Accruals [Line Items]
Accrued interest	$ 17.1		$ 20.3
Accounts payable and other accrued liabilities	66.3		49.9
Accounts payable and accrued liabilities, Total	$ 83.4	$ 67.7	$ 70.2